Derivative Instruments (Current Period Cash Flow Hedges in AOCI (loss) before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
AOCI Cash Flow Hedges [Roll Forward]
Accumulated Other Comprehensive Income Loss Related To Cash Flow Hedge	$ 403	$ (828)
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	(3,969)	2,613
Cash Flow Hedge Gain (Loss) Reclassified to Investment Income, Net	(1,012)	(1,382)
Accumulated Other Comprehensive Income Loss Related To Cash Flow Hedge	$ (4,578)	$ 403